Unit Activity	6 Months Ended
Jun. 30, 2022
Unit Activity
Unit Activity

16) Unit Activity

The following table shows the movement in number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2021 until June 30, 2022:

				Series A
			General	Convertible
(in units)	Common Units	Class B Units	Partner Units	Preferred Units
December 31, 2021	33,708,541	588,945	640,278	3,541,666
February 12, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
May 12, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
June 30, 2022	33,876,811	420,675	640,278	3,541,666

On February 12, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership’s agreement.

On May 12, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership’s agreement.